Goodwill and intangible assets	12 Months Ended
Dec. 31, 2018
Disclosure Goodwill And Intangible Assets [Line Items]
Disclosure Of Intangible Assets And Goodwill Explanatory

Note 16 Goodwill and intangible assets

Introduction

UBS performs an impairment test on its goodwill assets on an annual basis or when indicators of impairment exist.

For annual tests prior to 2018, UBS considered the segments, as they were reported in Note 2a, as separate cash-generating units, as that was the level at which the performance of investments (and the related goodwill) was reviewed and assessed by management. Following the integration in 2018 of the Wealth Management and Wealth Management Americas business divisions into the single reportable segment Global Wealth Management, UBS continued to separately monitor the goodwill previously allocated to the two former business divisions. As a consequence, for the purposes of goodwill impairment testing, the former Wealth Management and Wealth Management Americas business divisions are considered to be two separate cash-generating units, referred to in this Note as Global Wealth Management Americas[1] and Global Wealth Management ex Americas. The remaining goodwill balances continued to be tested at the level of Asset Management and the Investment Bank, respectively, consistent with the 2017 annual test.

The impairment test is performed for each cash-generating unit to which goodwill is allocated by comparing the recoverable amount, based on its value-in-use, with the carrying amount of the respective cash-generating unit. An impairment charge is recognized if the carrying amount exceeds the recoverable amount. As of 31 December 2018, total goodwill recognized on the balance sheet was USD 6.4 billion, of which USD 3.7 billion was carried by the Global Wealth Management Americas cash-generating unit, USD 1.2 billion was carried by the Global Wealth Management ex Americas cash-generating unit, USD 1.4 billion was carried by Asset Management and USD 0.1 billion was carried by the Investment Bank. Based on the impairment testing methodology described below, UBS concluded that the goodwill balances as of 31 December 2018 allocated to these cash-generating units are not impaired.

Methodology for goodwill impairment testing

The recoverable amounts are determined using a discounted cash flow model, which has been adapted to use inputs that consider features of the banking business and its regulatory environment. The recoverable amount of a cash-generating unit is the sum of the discounted earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted for the effect of the capital assumed to be needed over the next three years and to support growth beyond this period. The terminal value, which covers all periods beyond the third year, is calculated on the basis of the forecast of third-year profit, the discount rate and the long-term growth rate, as well as the implied perpetual capital growth.

The carrying amount for each cash-generating unit is determined by reference to the Group’s equity attribution framework. Within this framework, which is described in the “Capital management” section of this report, we attribute equity to the businesses on the basis of their risk-weighted assets and leverage ratio denominator, their goodwill and intangible assets as well as equity directly associated with activity that Corporate Center – Group Asset and Liability Management manages centrally on behalf of the business divisions. The framework is primarily used for purposes of measuring the performance of the businesses and includes certain management assumptions. Attributed equity equals the capital that a cash-generating unit requires to conduct its business and is currently considered a reasonable approximation of the carrying value of the cash-generating units. The attributed equity methodology is aligned with the business planning process, the inputs from which are used in calculating the recoverable amounts of the respective cash-generating unit.

  Refer to the “Capital management” section of this report for more information on the equity attribution framework

Assumptions

Valuation parameters used within the Group’s impairment test model are linked to external market information, where applicable. The model used to determine the recoverable amount is most sensitive to changes in the forecast earnings available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied long-term growth rate is based on long-term economic growth rates for different regions worldwide. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the Board of Directors.

The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts and the view of management.

1 Now including the Global Wealth Management business in Latin America, previously part of the Wealth Management business division

Following the change of the Group’s presentation currency to US dollars, UBS has refined its assumptions on long-term growth rates and discount rates. The discount rates now take into account regional differences in risk-free rates, at the level of individual cash-generating units. Consistently, long-term growth rates are determined based on nominal or real GDP growth rate forecasts, depending on region. The change to nominal GDP forecasts for some regions results in higher long-term growth rates and thus higher recoverable amounts for all cash-generating units. The change did not affect the outcome of the impairment test.

Key assumptions used to determine the recoverable amounts of each cash-generating unit are tested for sensitivity by applying a reasonably possible change to those assumptions. Forecast earnings available to shareholders were changed by 20%, the discount rates were changed by 1.5 percentage points and the long-term growth rates were changed by 0.75 percentage points. Under all scenarios, reasonably possible changes in key assumptions did not result in an impairment of goodwill or intangible assets that would be material to the consolidated financial statements or to the reported financial performance of any of the business divisions. As of 31 December 2018, the Investment Bank’s recoverable amount exceeded its carrying amount by USD 2.5 billion. A reasonably possible change in the forecast earnings or the discount rate used in the calculation of the Investment Bank’s recoverable amount would cause its carrying amount to exceed the recoverable amount. More specifically, if forecast earnings used in the calculation of the Investment Bank’s recoverable amount were reduced by approximately 12% or the discount rate increased by 1.4 percentage points, then the Investment Bank’s recoverable amount would be equal to its carrying amount.

If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of goodwill may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce IFRS equity and net profit. It would not affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect would be expected on the Group’s capital ratios.

Discount and growth rates
	Discount rates		Growth rates
In %	31.12.18	31.12.17	31.12.18	31.12.17
Global Wealth Management Americas	9.5	9.0	3.2	2.4
Global Wealth Management ex Americas	8.5	9.0	3.0	1.7
Asset Management	9.0	9.0	2.7	2.4
Investment Bank	11.0	11.0	3.5	2.4

	Goodwill	Intangible assets
USD million	Total	Infrastructure[1]	Customerrelationships,contractualrights and other	Total	2018	2017
Historical cost
Balance at the beginning of the year	6,342	760	786	1,546	7,888	7,687
Additions	161		109	109	270	105
Disposals	(40)		(5)	(5)	(45)	(63)
Write-offs			(7)	(7)	(7)	0
Foreign currency translation	(71)		(17)	(17)	(88)	160
Balance at the end of the year	6,392	760	865	1,625	8,018	7,888
Accumulated amortization and impairment
Balance at the beginning of the year		653	672	1,325	1,325	1,245
Amortization		38	24	62	62	71
Impairment[2]			4	4	4	0
Disposals			(1)	(1)	(1)	(16)
Write-offs			(7)	(7)	(7)	0
Foreign currency translation			(12)	(12)	(12)	26
Balance at the end of the year		691	679	1,371	1,371	1,325
Net book value at the end of the year	6,392	68	186	254	6,647	6,563
1 Consists of the branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc. 2 Impairment charges recorded in 2018 and 2017 relate to assets for which the recoverable amount was determined based on value-in-use (recoverable amount of the impaired assets: USD 18 million for 2018 and USD 0 million for 2017).

The table below presents goodwill and intangible assets by cash-generating unit for the year ended 31 December 2018.

USD million	Global Wealth Management Americas	Global Wealth Managementex Americas	Investment Bank	Asset Management	Corporate Center – Services	Total
Goodwill
Balance at the beginning of the year	3,742	1,148	35	1,418		6,342
Additions		79	82	0		161
Disposals	(13)		0	(27)		(40)
Foreign currency translation	(8)	(21)	(5)	(37)		(71)
Balance at the end of the year	3,721	1,206	112	1,354		6,392
Intangible assets
Balance at the beginning of the year	164	25	29	1	2	221
Additions / transfers	22	86			1	109
Disposals	0		(4)	0		(4)
Amortization	(44)	(6)	(10)	(1)	(2)	(62)
Impairment	0	0	(3)	0		(4)
Foreign currency translation	(4)	0	(1)	0	0	(5)
Balance at the end of the year	138	104	11	0	1	254

The table below presents estimated aggregated amortization expenses for intangible assets.

USD million	Intangible assets
Estimated, aggregated amortization expenses for:
2019	65
2020	52
2021	21
2022	21
2023	18
Thereafter	76
Not amortized due to indefinite useful life	2
Total	254

UBS AG
Disclosure Goodwill And Intangible Assets [Line Items]
Disclosure Of Intangible Assets And Goodwill Explanatory

Note 16 Goodwill and intangible assets

Introduction

UBS AG performs an impairment test on its goodwill assets on an annual basis or when indicators of impairment exist.

For annual tests prior to 2018, UBS AG considered the segments, as they were reported in Note 2a, as separate cash-generating units, as that was the level at which the performance of investments (and the related goodwill) was reviewed and assessed by management. Following the integration in 2018 of the Wealth Management and Wealth Management Americas business divisions into the single reportable segment Global Wealth Management, UBS AG continued to separately monitor the goodwill previously allocated to the two former business divisions. As a consequence, for the purposes of goodwill impairment testing, the former Wealth Management and Wealth Management Americas business divisions are considered to be two separate cash-generating units, referred to in this Note as Global Wealth Management Americas[1] and Global Wealth Management ex Americas. The remaining goodwill balances continued to be tested at the level of Asset Management and the Investment Bank, respectively, consistent with the 2017 annual test.

The impairment test is performed for each cash-generating unit to which goodwill is allocated by comparing the recoverable amount, based on its value-in-use, with the carrying amount of the respective cash-generating unit. An impairment charge is recognized if the carrying amount exceeds the recoverable amount. As of 31 December 2018, total goodwill recognized on the balance sheet was USD 6.4 billion, of which USD 3.7 billion was carried by the Global Wealth Management Americas cash-generating unit, USD 1.2 billion was carried by the Global Wealth Management ex Americas cash-generating unit, USD 1.4 billion was carried by Asset Management and USD 0.1 billion was carried by the Investment Bank. Based on the impairment testing methodology described below, UBS AG concluded that the goodwill balances as of 31 December 2018 allocated to these cash-generating units are not impaired.

Methodology for goodwill impairment testing

The recoverable amounts are determined using a discounted cash flow model, which has been adapted to use inputs that consider features of the banking business and its regulatory environment. The recoverable amount of a cash-generating unit is the sum of the discounted earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted for the effect of the capital assumed to be needed over the next three years and to support growth beyond this period. The terminal value, which covers all periods beyond the third year, is calculated on the basis of the forecast of third-year profit, the discount rate and the long-term growth rate, as well as the implied perpetual capital growth.

The carrying amount for each cash-generating unit is determined by reference to the Group’s equity attribution framework. Within this framework, which is described in the “Capital management” section of this report, we attribute equity to the businesses on the basis of their risk-weighted assets and leverage ratio denominator, their goodwill and intangible assets as well as equity directly associated with activity that Corporate Center – Group Asset and Liability Management manages centrally on behalf of the business divisions. The framework is primarily used for purposes of measuring the performance of the businesses and includes certain management assumptions. Attributed equity equals the capital that a cash-generating unit requires to conduct its business and is currently considered a reasonable approximation of the carrying value of the cash-generating units. The attributed equity methodology is aligned with the business planning process, the inputs from which are used in calculating the recoverable amounts of the respective cash-generating unit.

  Refer to the “Capital management” section of this report for more information on the equity attribution framework

Assumptions

Valuation parameters used within UBS AG’s impairment test model are linked to external market information, where applicable. The model used to determine the recoverable amount is most sensitive to changes in the forecast earnings available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied long-term growth rate is based on long-term economic growth rates for different regions worldwide. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the Board of Directors.

The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts and the view of management.

1 Now including the Global Wealth Management business in Latin America, previously part of the Wealth Management business division.

Following the change of UBS AG’s presentation currency to US dollars, UBS AG has refined its assumptions on long-term growth rates and discount rates. The discount rates now take into account regional differences in risk free rates, at the level of individual cash-generating units. Consistently, long-term growth rates are determined based on nominal or real GDP growth rate forecasts, depending on region. The change to nominal GDP forecasts for some regions results in higher long-term growth rates and thus higher recoverable amounts for all cash-generating units. The change did not affect the outcome of the impairment test.

Key assumptions used to determine the recoverable amounts of each cash-generating unit are tested for sensitivity by applying a reasonably possible change to those assumptions. Forecast earnings available to shareholders were changed by 20%, the discount rates were changed by 1.5 percentage points and the long-term growth rates were changed by 0.75 percentage points. Under all scenarios, reasonably possible changes in key assumptions did not result in an impairment of goodwill or intangible assets that would be material to the consolidated financial statements or to the reported financial performance of any of the business divisions. As of 31 December 2018, the Investment Bank’s recoverable amount exceeded its carrying amount by USD 2.5 billion. A reasonably possible change in the forecast earnings or the discount rate used in the calculation of the Investment Bank’s recoverable amount would cause its carrying amount to exceed the recoverable amount. More specifically, if forecast earnings used in the calculation of the Investment Bank’s recoverable amount were reduced by approximately 12% or the discount rate increased by 1.4 percentage points, then the Investment Bank’s recoverable amount would be equal to its carrying amount.

If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of goodwill may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce IFRS equity and net profit. It would not affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect would be expected on UBS AG’s capital ratios.

Discount and growth rates
	Discount rates		Growth rates
In %	31.12.18	31.12.17	31.12.18	31.12.17
Global Wealth Management Americas	9.5	9.0	3.2	2.4
Global Wealth Management ex Americas	8.5	9.0	3.0	1.7
Asset Management	9.0	9.0	2.7	2.4
Investment Bank	11.0	11.0	3.5	2.4

	Goodwill	Intangible assets
USD million	Total	Infrastructure[1]	Customerrelationships,contractualrights and other	Total	2018	2017
Historical cost
Balance at the beginning of the year	6,342	760	786	1,546	7,888	7,687
Additions	161		109	109	270	105
Disposals	(40)		(5)	(5)	(45)	(63)
Write-offs			(7)	(7)	(7)	0
Foreign currency translation	(71)		(17)	(17)	(88)	160
Balance at the end of the year	6,392	760	865	1,625	8,018	7,888
Accumulated amortization and impairment
Balance at the beginning of the year		653	672	1,325	1,325	1,245
Amortization		38	24	62	62	71
Impairment[2]			4	4	4	0
Disposals			(1)	(1)	(1)	(16)
Write-offs			(7)	(7)	(7)	0
Foreign currency translation			(12)	(12)	(12)	26
Balance at the end of the year		691	679	1,371	1,371	1,325
Net book value at the end of the year	6,392	68	186	254	6,647	6,563
1 Consists of the branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc. 2 Impairment charges recorded in 2018 and 2017 relate to assets for which the recoverable amount was determined based on value-in-use (recoverable amount of the impaired assets: USD 18 million for 2018 and USD 0 million for 2017).

The table below presents goodwill and intangible assets by cash-generating unit for the year ended 31 December 2018.

USD million	Global Wealth Management Americas	Global Wealth Managementex Americas	Investment Bank	Asset Management	Corporate Center – Services	Total
Goodwill
Balance at the beginning of the year	3,742	1,148	35	1,418		6,342
Additions		79	82	0		161
Disposals	(13)		0	(27)		(40)
Foreign currency translation	(8)	(21)	(5)	(37)		(71)
Balance at the end of the year	3,721	1,206	112	1,354		6,392
Intangible assets
Balance at the beginning of the year	164	25	29	1	2	221
Additions / transfers	22	86			1	109
Disposals	0		(4)	0		(4)
Amortization	(44)	(6)	(10)	(1)	(2)	(62)
Impairment	0	0	(3)	0		(4)
Foreign currency translation	(4)	0	(1)	0	0	(5)
Balance at the end of the year	138	104	11	0	1	254

The table below presents estimated aggregated amortization expenses for intangible assets.

USD million	Intangible assets
Estimated, aggregated amortization expenses for:
2019	65
2020	52
2021	21
2022	21
2023	18
Thereafter	76
Not amortized due to indefinite useful life	2
Total	254